Investments (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan Investment Assets and Investment Liabilities Measured at Fair Value

The following tables set forth, by level, the fair value hierarchy of the Plan investment assets and investment liabilities as of December 31, 2025 and 2024. As required by Accounting Standards Codification Topic 820-Fair Value Measurement and Disclosures, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies (mutual funds);	$1,559,313,976	$-	$-	$1,559,313,976
Employer common stock fund	-	78,214,110	-	78,214,110
Personal choice accounts	95,341,233	-	-	95,341,233
Total investments in hierarchy	$1,654,655,209	$78,214,110	$-	$1,732,869,319

Common collective trusts, measured at NAV*	-	-	-	232,719,296
Total investments at fair value	$-	$-	$-	$1,965,588,615

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies (mutual funds);	$1,494,081,142	$-	$-	$1,494,081,142
Employer common stock fund	-	100,294,159	-	100,294,159
Personal choice accounts	75,602,879	-	-	75,602,879
Total investments in hierarchy	$1,569,684,021	$100,294,159	$-	$1,669,978,180

Common collective trusts, measured at NAV*	-	-	-	65,445,814
Total investments at fair value	$-	$-	$-	$1,735,423,994

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits. The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively.

	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts	$232,719,296	$65,445,814	None	Daily	12 months

Summary of Investments Measured at Fair Value Based on NAV Per Share	The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively.

	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts	$232,719,296	$65,445,814	None	Daily	12 months